INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 4) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
ASSETS
Buildings and improvements, net of accumulated depreciation		$ 95,826,256		$ 129,457,020
Land		9,774,646		13,214,525
Other assets		18,999,881		23,094,868
Operating Limited Partnerships Assets		124,600,783		165,766,413
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		137,707,477		171,925,646
Accounts payable and accrued expenses		6,965,641		8,024,363
Other liabilities		12,147,565		16,888,786
Operating Limited Partnerships Liabilities		156,820,683		196,838,795
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(21,884,464)	(21,884,462)	(23,004,216)	(23,004,216)
Other partners		(10,335,438)		(8,068,166)
Operating Limited Partnerships Partners Capital		(32,219,900)		(31,072,382)
Operating Limited Partnerships Liabilities and Stockholders Equity		124,600,783		165,766,413
Series Fifteen [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		11,960,583		16,874,324
Land		1,287,635		1,712,879
Other assets		4,023,199		4,812,799
Operating Limited Partnerships Assets		17,271,417		23,400,002
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		24,148,955		30,686,298
Accounts payable and accrued expenses		350,564		343,231
Other liabilities		872,433		982,737
Operating Limited Partnerships Liabilities		25,371,952		32,012,266
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(6,813,929)	(6,813,927)	(7,511,619)	(7,511,619)
Other partners		(1,286,608)		(1,100,645)
Operating Limited Partnerships Partners Capital		(8,100,535)		(8,612,264)
Operating Limited Partnerships Liabilities and Stockholders Equity		17,271,417		23,400,002
Series Sixteen [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		22,821,455		28,711,071
Land		1,930,468		2,182,728
Other assets		6,004,950		7,265,124
Operating Limited Partnerships Assets		30,756,873		38,158,923
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		31,824,524		39,442,851
Accounts payable and accrued expenses		3,300,317		3,412,569
Other liabilities		2,298,505		1,433,900
Operating Limited Partnerships Liabilities		37,423,346		44,289,320
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(6,932,746)	(6,932,746)	(6,646,129)	(6,646,129)
Other partners		266,273		515,732
Operating Limited Partnerships Partners Capital		(6,666,473)		(6,130,397)
Operating Limited Partnerships Liabilities and Stockholders Equity		30,756,873		38,158,923
Series Seventeen [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		30,801,499		35,549,893
Land		3,860,381		4,296,381
Other assets		4,966,333		5,512,378
Operating Limited Partnerships Assets		39,628,213		45,358,652
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		46,893,314		49,568,081
Accounts payable and accrued expenses		1,209,547		1,188,711
Other liabilities		5,592,363		6,239,819
Operating Limited Partnerships Liabilities		53,695,224		56,996,611
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(4,490,042)	(4,490,042)	(2,556,942)	(2,556,942)
Other partners		(9,576,969)		(9,081,017)
Operating Limited Partnerships Partners Capital		(14,067,011)		(11,637,959)
Operating Limited Partnerships Liabilities and Stockholders Equity		39,628,213		45,358,652
Series Eighteen [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		18,518,861		25,218,279
Land		1,830,682		2,627,321
Other assets		2,915,815		3,235,664
Operating Limited Partnerships Assets		23,265,358		31,081,264
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		23,044,796		31,300,678
Accounts payable and accrued expenses		1,299,758		2,142,120
Other liabilities		1,449,945		2,789,969
Operating Limited Partnerships Liabilities		25,794,499		36,232,767
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(2,015,565)	(2,015,565)	(4,867,814)	(4,867,814)
Other partners		(513,576)		(283,689)
Operating Limited Partnerships Partners Capital		(2,529,141)		(5,151,503)
Operating Limited Partnerships Liabilities and Stockholders Equity		23,265,358		31,081,264
Series Nineteen [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		11,723,858		23,103,453
Land		865,480		2,395,216
Other assets		1,089,584		2,268,903
Operating Limited Partnerships Assets		13,678,922		27,767,572
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		11,795,888		20,927,738
Accounts payable and accrued expenses		805,455		937,732
Other liabilities		1,934,319		5,442,361
Operating Limited Partnerships Liabilities		14,535,662		27,307,831
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(1,632,182)	(1,632,182)	(1,421,712)	(1,421,712)
Other partners		775,442		1,881,453
Operating Limited Partnerships Partners Capital		(856,740)		459,741
Operating Limited Partnerships Liabilities and Stockholders Equity		$ 13,678,922		$ 27,767,572